Predecessor Balance Sheet	12 Months Ended
Dec. 31, 2013
Predecessor Balance Sheet [Abstract]
Predecessor Balance Sheet
Note 15 -  Predecessor Balance Sheet

As discussed in Note 1, assets and liabilities were transferred to us resulting from our spinoff from FlexEnergy, Inc. and recorded at their historical carrying amounts since the transaction was a transfer of net assets between entities

Assets:

Costs in excess of billings	$991,000
Prepaid expenses	$25,000
Property and equipment, net	$912,000
Intangibles, net	$49,000

Total Assets	$1,976,000

Liabilities:

Accounts payable and accrued expenses	$710,000
Related party accrued interest	$132,000
Unearned revenue	$991,000

Total liabilities	$1,833,000

Divisional equity	$143,000

Total liabilities and equity	$1,976,000